IMPAIRMENT, TRANSFORMATION AND ONCE OFF COSTS	12 Months Ended
Dec. 31, 2025
Disclosure of impairment charges and inventory provisioning [Abstract]
IMPAIRMENT, TRANSFORMATION AND ONCE OFF COSTS
5.	IMPAIRMENT, TRANSFORMATION AND ONCE OFF COSTS

Transformation costs

During the year ended December 31, 2025, the Group continued with its comprehensive business transformation program (the program has been in effect since FY 2024) aimed at improving long-term operational efficiency and aligning the organization with its strategic priorities. These changes were previously communicated to the market and include operationally profitability measures, organizational realignment, and changes to business unit structures.

As a result, the Group recognized transformation costs of US$4.3 million (2024: US$4.2 million) (2023: US$nil) which are presented separately in the consolidated statement of operations within ‘Selling, general and administrative expenses – Transformation costs’.

The transformation costs incurred during the year comprised the following:

	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Nature of cost
Personnel related costs	261	1,216
Outsourcing costs	-	754
Site transfer costs	714	1,281
Inventory related costs	-	772
Other transformation costs	-	158
Total transformation costs	975	4,181

Stranded costs	3,277	-

Total transformation costs	4,252	4,181

Transformation costs recognised during the year ended December 31, 2025 include US$3.3 million of fixed overheads associated with certain manufacturing facilities that were not absorbed within cost of sales as a result of reduced production volumes during the period. These costs arose in connection with the consolidation and outsourcing of manufacturing activities undertaken as part of the Group’s Comprehensive Transformation Plan. Such costs primarily reflect under‑absorbed fixed overheads during the transition phase as manufacturing volumes were reallocated between sites and outsourced partners. The Group expects these stranded costs to reduce as manufacturing transitions are completed and production volumes stabilise under the revised operating model, although residual costs may continue to be incurred during 2026.

Included within Site transfer costs above is US$0.2 million (2024: US$0.4 million) related to the impairment of plant & equipment arising as part of the transformation program. Refer to Note 11. We have provided for additional transformation costs of US$1.1 million as at December 31, 2025 (see Note 22).

Once off costs

During the year ended 31 December 2025, the Company recorded a gain in exceptional, non-trading costs totaling US$0.2 million (2024: charge of $1.9 million).

During 2024, the Company recognized a provision of US$0.7 million in respect of the investigation relating to Paycheck Protection Program (PPP) loans received by certain U.S. subsidiaries. Following the settlement of this matter during 2025, a portion of the previously recognised provision was reversed, resulting in a gain of US$0.2 million recognised within once‑off items. Further details of the settlement are disclosed in Note 4.

In October 2024, the Company issued 650,000 American Depositary Shares (“ADSs”) to a corporate finance advisor as a non-refundable retainer fee in respect of advisory services provided in connection with a planned future equity raise. The fair value of the ADSs issued, amounting to US$1.1 million, was recognized directly in equity, with a corresponding charge recorded within the consolidated statement of operations as an exceptional cost.

Impairment charges

In accordance with IAS 36, Impairment of Assets, the Company carries out periodic impairment reviews of the asset valuations. A number of factors impacted this calculation including the Company’s market capitalization during the year ended December 31, 2025, the cost of capital, cash flow projections and net asset values across each of the Company’s cash-generating units.

The impact of the above items on the consolidated statement of operations for the year ended December 31, 2025, 2024, and 2023 are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Selling, general & administration expenses
Impairment of PP&E (Note 11)	33	612	3,772
Impairment of goodwill and other intangible assets (Note 12)	2,144	1,596	5,833
(Reversal)/Impairment of financial assets (Note 13)	-	(800)	1,500

Total impairment loss	2,177	1,408	11,105

Premier Resolution

Premier Resolution is a capitalized intangible asset held within Primus Corporation and relates to the Resolution platform for haemoglobinopathy and variant testing in the US market. While the platform has achieved technical feasibility and obtained FDA clearance in late 2023, the commercialization pathway is dependent on securing adoption within a highly concentrated US reference laboratory market.

While the Group continues to pursue commercial opportunities for the platform and believes that it retains underlying potential, these factors have resulted in the recoverable amount of the asset being lower than its carrying value. Accordingly, the Group recognized a partial impairment charge of US$2.1 million during the year.